Risk Management - Financial assets past dues and aging analysis (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Loans	$ 29,138,740	$ 27,100,290
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans	28,320,610	26,376,542
Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	118,367	98,006
Later Than Two Months And Not Later Than Three Months [Member] | Financial Assets Past Due But Not Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans	57,946	37,371
Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	243,103	227,509
Later Than One Month And Not Later Than Two Months [Member] | Financial Assets Past Due But Not Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans	159,756	145,130
Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	715,398	657,171
Current [Member] | Financial Assets Past Due But Not Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans	599,833	538,681
Later Than Three Months [Member] | Financial Assets Past Due But Not Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans	595	2,566
Commercial Loans | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	26,698	27,527
Commercial Loans | Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	54,366	40,823
Commercial Loans | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	213,709	132,707
Import Export Financing [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	1,207	618
Import Export Financing [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	804	2,194
Import Export Financing [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	9,562	13,892
Factoring [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	336	726
Factoring [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	3,022	7,540
Factoring [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	31,972	44,106
Commercial Lease [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	4,722	3,230
Commercial Lease [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	8,073	6,166
Commercial Lease [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	53,742	92,057
Mortgages [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	32,907	24,653
Mortgages [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	73,801	67,257
Mortgages [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	152,539	154,751
Consumer Loans [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	51,976	40,782
Consumer Loans [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	102,344	102,752
Consumer Loans [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	221,162	217,923
Past Due Loans To Customers [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	118,367	98,006
Past Due Loans To Customers [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	243,103	227,509
Past Due Loans To Customers [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	684,149	656,898
Past Due Loans And Advances To Banks [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	31,249	273
Other Loans And Receivables [Member] | Later Than Two Months And Not Later Than Three Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	521	470
Other Loans And Receivables [Member] | Later Than One Month And Not Later Than Two Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	693	777
Other Loans And Receivables [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	1,463	1,462
Loans And Advances To Banks [Member] | Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial Assets	$ 31,249	$ 273